Summary of significant accounting policies (Accounts Receivable and Payable) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($) customer
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable | $	$ 155,000	$ 112,000
Customer Concentration Risk | Accounts Receivable
Concentration Risk [Line Items]
Number Of Major Customers		4
Percentage of concentration	45.60%	31.10%
Customer Concentration Risk | Sales
Concentration Risk [Line Items]
Number Of Major Customers	1	1
Percentage of concentration	18.00%	13.00%